Exhibit 99.3

Loan Number	Data Field	Tape Data	IB Review Value	Discrepancy Comments
xxxxx	Total Debt To Income Ratio	45.50	53.22	Approved DTI 45.5 Review DTI 53.21 Variance due to use of Rate at 1st adjustment 2% over note rate for IO loan ATR